Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 7 – Income Taxes

The tax provisions for the six months ended June 30, 2023 and 2022 were computed using the estimated effective tax rates applicable to the taxable jurisdictions for the full year. The Company’s tax rate is subject to management’s quarterly review and revision, as necessary. The Company’s effective tax rate was 9.7% and 0.0% for the six months ended June 30, 2023 and 2022, respectively. The increase in the quarterly rates is primarily the result of changes in its valuation allowance. As of June 30, 2022, the Company recorded a full valuation allowance due to historical and projected losses. As of December 31, 2022, the Company recorded a significant deferred tax liability, which was established in connection with the Business Combination on December 12, 2022, which was a source of future taxable income to realize its net deferred tax assets. During the six months ended June 30, 2023, the Company recorded an impairment on the asset related to the deferred tax liability which decreased the deferred tax liability. Accordingly, the effective tax rate for the six months ended June 30, 2023 of 9.7% is primarily due to the adjustment to the net deferred tax liability.

Note 9 – Income Taxes

The Company is subject to United States federal and state income taxes.

The provision for income taxes consists of the following (benefits) provisions:

	Successor	Predecessor
	For the period	For the period
	December 13 through	January 1 through	For the year ended
	December 31, 2022	December 12, 2022	December 31, 2021

Deferred tax benefit:
Federal	$(151,625)	$(2,191,344)	$(1,480,472)
State	(34,844)	(482,283)	(763,612)
	(186,469)	(2,673,627)	(2,244,084)
Change in valuation allowance	(558,581)	2,673,627	2,244,084
Provision for income taxes	$(745,050)	$-	$-

The provision for income taxes differs from the Federal statutory rate as follows:

	Successor	Predecessor
	For the period	For the period
	December 13 through	January 1 through	For the year ended
	December 31, 2022	December 12, 2022	December 31, 2021

Federal statutory rate	21.0%	21.0%	21.0%
State tax rate, net of federal benefit	3.6%	3.6%	3.7%
Permanent items	(1.9%)	(5.4%)	(0.9%)
Nondeductible basis difference	0.0%	0.0%	0.1%
Effect of change in state rate	0.0%	(0.1%)	3.9%
Prior period adjustments and other	0.0%	(0.1%)	0.0%
Change in valuation allowance	68.1%	(19.0%)	(27.8%)
Effective income tax rate	90.8%	(0.0%)	0.0%

Deferred tax assets and liabilities consist of the following:

	Successor	Predecessor
	December 31, 2022	December 12, 2022	December 31, 2021

Net operating loss carryforwards	$6,671,907	$6,639,882	$4,930,055
Stock-based compensation expense	2,936,945	4,084,595	3,220,799
Capitalized research and development costs	2,421,390	2,362,939	2,199,126
Capitalized start-up costs	1,121,802	565,530	620,016
Capitalized licensing costs	687,926	689,820	735,485
Derivative liabilities	-	-	6,388
Capitalized patents	288,123	273,682	235,065
Warrants	133,203	238,768	239,307
Accrued payroll	71,830	-	-
Contributions carryforward	2,833	2,833	2,840
Lease liabilities	26,794	-	-
Deferred rent	-	-	4,176
Deferred tax assets	14,362,753	14,858,049	12,193,257
Valuation allowance	-	(14,853,648)	(12,180,021)
Deferred tax assets	14,362,753	4,401	13,236

Deferred debt discount	-	-	(6,388)
Right-of-use asset	(24,236)	-	-
In-process research and development	(24,658,231)	-	-
Fixed assets	(4,270)	(4,401)	(6,848)
Deferred tax liabilities	(24,686,737)	(4,401)	(13,236)

Deferred tax assets, net	$(10,323,984)	$-	$-

On December 31, 2022, the Successor had approximately $27,515,427 Federal net operating loss (“NOL”) carryforwards and $20,567,703 of State NOLs and on December 12, 2022 and December 31, 2021, the Predecessor had approximately $27,385,445 and $20,446,200 Federal net operating loss (“NOL”) carryforwards and $20,458,902 and $14,644,000 of State NOLs, respectively, that may be available to offset future Federal and State taxable income. Such NOL carryforwards do not expire. However, their use to offset future taxable income may be subject to limitations under Section 382 of the Internal Revenue Code and similar state statutes as a result of ownership changes.

The Company has assessed the likelihood that deferred tax assets will be realized and considers all available positive and negative evidence, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. A valuation allowance is established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be realized. After the performance of such a review as of December 12, 2022 and December 31, 2021, management believed that uncertainty existed with respect to future realization of the Predecessor deferred tax assets and has, therefore, established full valuation allowances as of those dates. Thus, the Predecessor recorded an increase in the valuation allowance of $2,673,627 and $2,244,084 in connection with the tax provisions for the period from January 1, 2022 through December 12, 2022 and the year ended December 31, 2021, respectively.

As a result of the December 12, 2022 Business Combination and the availability of new deferred tax liabilities (a) the Predecessor released its $14,853,648 valuation allowance as part of the acquisition accounting. During the Successor period, the New Parent released its $558,581 valuation allowance as an income tax benefit, separate from the Business Combination.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements as of December 31, 2022 and 2021. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.

No tax audits were commenced or were in process during the years ended December 31, 2022 and 2021 and no tax related interest or penalties were incurred during those years. The Company’s tax returns beginning with the year ended December 31, 2019 remain subject to examination.